SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Net assets with fair value of hospital license		$ (2,977,200)	$ 8,139,691
Group's equity interest	20.00%	20.00%
Carrying value	$ 147,861	$ 239,424	195,073	$ 272,970
Associates [member]
IfrsStatementLineItems [Line Items]
Net assets with fair value of hospital license		$ 1,197,117	975,364
Group's equity interest	20.00%	20.00%
Group share of net assets		$ 239,424	195,073
Carrying value		$ 239,424	$ 195,073